LONG TERM CONVERTIBLE DEBT (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Libertyview Special Opportunities Fund L P [Member]	Jul. 18, 2012 Libertyview Special Opportunities Fund L P [Member]	Dec. 31, 2013 Libertyview Special Opportunities Fund L P [Member]
Long Term Convertible Debt [Line Items]
Amortization of Debt Discount (Premium)	$ 7	$ 15
Debt Instrument, Interest Rate, Stated Percentage						7.50%
Debt Instrument, Maturity Date						Aug. 03, 2013
Debt Instrument, Convertible, Conversion Price						$ 11.025
Convertible Debt Payable				210	270
Long Term Repaid Amount	135	135
Debt Conversion, Original Debt, Amount	$ 0	$ 0	$ 360	$ 480	$ 480